Financial Instruments Fair Value Risk (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Fair Values of Financial Assets and Financial Liabilities
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

			€ million	€ million
	€ million	€ million	Carrying	Carrying
	Fair value	Fair value	amount	amount
Fair values of financial assets and financial liabilities	2020	2019	2020	2019
Financial assets
Cash and cash equivalents	5,548	4,185	5,548	4,185
Financial assets at amortised cost	606	798	606	798
Financial assets at fair value through other comprehensive income	370	266	370	266
Financial assets at fair value through profit or loss:
Derivatives	80	134	80	134
Other	628	583	628	583

	7,232	5,966	7,232	5,966
Financial liabilities
Bank loans and overdrafts	(411)	(853)	(411)	(853)
Bonds and other loans	(26,936)	(26,525)	(24,585)	(25,032)
Lease liabilities	(1,771)	(1,919)	(1,771)	(1,919)
Derivatives	(315)	(270)	(315)	(270)
Other financial liabilities	(223)	(183)	(223)	(183)
	(29,656)	(29,750)	(27,305)	(28,257)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
								Total fair	Total fair
		Level 1	Level 1	Level 2	Level 2	Level 3	Level 3	value	value
	Notes	2020	2019	2020	2019	2020	2019	2020	2019
Assets at fair value
Financial assets at fair value through other comprehensive income	17A	5	7	3	4	362	255	370	266
Financial assets at fair value through profit or loss:
Derivatives (a)	16C	—	—	158	208	—	—	158	208
Other	17A	300	311	—	—	328	272	628	583
Liabilities at fair value
Derivatives (b)	16C	—	—	(418)	(326)	—	—	(418)	(326)
Contingent consideration	14	—	—	—	—	(140)	(154)	(140)	(154)

(a)	Includes €78 million (2019: €74 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(103) million (2019: €(56) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2020	2019
1 January	373	241
Gains and losses recognised in income statement	(22)	(9)
Gains and losses recognised in other comprehensive income	75	43
Purchases and new issues	41	83
Sales and settlements	83	15

31 December	550	373